Discontinued Operations - Discontinued Operations (Income Statement Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income tax benefit	$ 0.0	$ 0.0	$ 32.3
Loss from discontinued operations			(544.7)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Specialty Chemicals Business [Member]
Net sales			533.7
Cost of goods sold			387.5
Selling, general and administrative, excluding intangible amortization			65.6
Selling, general and administrative intangible amortization			28.8
Restructuring and other costs			49.5
Impairment of Specialty Chemicals goodwill and intangibles			579.4
Operating loss			(577.1)
Interest income (expense) and other income (expense), net			0.1
Loss from discontinued operations before income taxes			(577.0)
Income tax benefit			32.3
Loss from discontinued operations			$ (544.7)